SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	$ 62,701	$ 283,039
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Payment term for accounts receivables	3 months
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Payment term for accounts receivables	6 months
SEM services
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	$ 18,631	150,707
Non-SEM services
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	44,070	132,332
Rebates and incentives offered by publishers
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	64,415	96,348
Net fees from advertisers
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	$ (1,714)	$ 186,691